Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Current	¥ 125,724	¥ 86,074	¥ 76,647
Deferred	53,252	49,661	130,180
Total	178,976	135,735	206,827
Japanese
Income Taxes [Line Items]
Current	(3,666)	8,136	(52,701)
Deferred	21,977	(26,071)	22,324
Total	18,311	(17,935)	(30,377)
Foreign
Income Taxes [Line Items]
Current	129,390	77,938	129,348
Deferred	31,275	75,732	107,856
Total	¥ 160,665	¥ 153,670	¥ 237,204